PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
Composition of property and equipment, grouped by major classifications, is as follows:

	December 31,
	2013	2012
Cost:

Buildings and land	$92,267	$92,087
Computers, software and electronic equipment	63,290	59,282
Equipment leased to others	63,128	54,684
Office furniture and equipment	8,524	7,245
Vehicles	506	523
Leasehold improvements	2,671	2,389

	230,386	216,210
Accumulated depreciation *)	145,017	129,019

Depreciated cost	$85,369	$87,191

*)	The accumulated depreciation of equipment leased to others as of December 31, 2013 and 2012 is $ 58,623 and $ 51,374, respectively.